UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-10401

Trust for Professional Managers
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI  53202
(Address of principal executive offices) (Zip code)

Rachel A. Spearo
U.S. Bancorp Fund Services, LLC
 615 East Michigan Street
Milwaukee, WI  53202
(Name and address of agent for service)

(414) 765-5384
Registrant's telephone number, including area code

Date of fiscal year end: May 31, 2014

Date of reporting period:  November 30, 2013

Item 1. Reports to Stockholders.

Semi-Annual Report

November 30, 2013

BARRETT

GROWTH FUND

Letter to	Dear Shareholders:
Shareholders
November 30, 2013	The Six Month Period in Review

There is an old investment axiom that the Federal Reserve Chairman is the second most powerful person in the country.  Ever since the financial crisis hit in 2008, some might argue that the Fed Chairman has been far and away the most powerful person in the country, if not the world.  Investors are watching Federal Reserve announcements closely to determine when the central bank will become less accommodative, and these statements are having a significant impact on financial markets.  In May, Federal Reserve Chairman Ben Bernanke told Congress that the central bank might start to reduce the amount of bonds it was buying each month, which investors immediately interpreted as the beginning of higher interest rates.  The yield on the 10 year U.S. Treasury Bond increased from under 2% to nearly 2.8% by July.  Stock markets were mixed over the summer months, but in September the Federal Reserve announced that it would forgo tightening for the time being, and stock markets took off again.  In October, President Obama nominated Janet Yellen to replace Ben Bernanke in January 2014, and markets once again reacted positively since she is expected to avoid any restrictive policies that would slow economic growth.

Another old maxim in investment circles is, “don’t fight the Fed”, suggesting that as long as the Fed is trying to stimulate economic activity, stock investors should remain bullish and markets will follow along.  Individual investors have clearly taken this message to heart this year.  For the first time in many years, individuals are putting money into stock mutual funds instead of withdrawing money.  With the Federal Reserve posturing to keep short term interest rates near zero for the foreseeable future, individuals have become “fed up” with earning nothing on cash and have ventured into the market.  New all-time highs in the stock market also have had a salutary effect on investors.  With the public buying and companies continuing to repurchase their own shares, the demand part of the equation remains favorable.

Investment Outlook

It is difficult to pinpoint any significant positive news outside the Federal Reserve’s policies to account for the rise in the stock market.  Global economic growth remains in a slow recovery mode.  The recovery in the U.S. economy, however, appears to be on a firm foundation with unemployment declining, individuals improving their balance sheets, and housing and stock prices rising.  New policies in Japan also stand a chance of reviving their domestic economy that has been stalled for decades.  Europe seems to have bottomed out, and the new leadership in China appears determined to keep economic growth in the high single digits.  The only major economies that have weakened have been in Brazil and Australia, which have been negatively affected by weak commodity prices.

BARRETT

GROWTH FUND

Over the past two years, the stock market has made quite a run, with prices increasing considerably faster than earnings.  As a result, the valuation of the broad market has changed from being undervalued to becoming more fully valued.  There have been some whiffs of speculation as the number of initial public offerings of early stage companies has increased and the performance of the more speculative segments of the market, such as social media (e.g. Twitter), has also picked up.  Since global economies are still burdened by high unemployment with very few pockets of inflation, it is unlikely that global central banks will move decisively from stimulating economies to restraining economic growth.  As a result, although interest rates are likely to change from declining to increasing, it will take considerably higher rates to begin to attract money away from equities.  Therefore, we think it is most likely that the stock market can continue to make gains, but unlikely at the pace that we have seen over the past two years.

The Portfolio

The Fund remains diversified by economic sector and industry.  Relative to the S&P 500 Index, the Fund is most overweighted in technology and industrials, and most underweighted in health care, financials, and consumer staples.  The Fund’s focus on companies that have open ended growth opportunities and strong balance sheets are the primary reason for the relative weighting differences.  The Fund also invests in companies that vary in size as measured by revenues.  The Fund holds companies with revenues in excess of $100 billion and as low as $1-2 billion, which provides the shareholder with investments in companies at different stages of their growth cycle.

We are enthusiastic about the prospects of the companies in the Fund.  We expect most of the holdings in the Fund to increase their dividends at healthy rates going forward.  Most of the companies in the Fund have healthy balance sheets, which also allow them to repurchase stock in addition to dividend increases.

	Top Ten Holdings (Percent of Net Assets)*		Sector Weightings (Percent of Total Investments)*
1.	Google, Inc.	3.93%
2.	Ecolab, Inc.	3.64%
3.	Costco Wholesale Corp.	3.49%
4.	3M Co.	3.30%
5.	Visa, Inc.	3.14%
6.	Walt Disney Co.	3.05%
7.	Schlumberger Ltd.	3.01%
8.	Mead Johnson Nutrition Co.	2.98%
9.	Automatic Data
	Processing, Inc.	2.97%
10.	Verisk Analytics, Inc.	2.82%

* Portfolio characteristics are as of November 30, 2013, and are subject to change at any time.

BARRETT

GROWTH FUND

Performance

The Fund gained +14.51% during the six month period ended November 30, 2013.  The S&P 500 Index posted a total return of +11.91% during this period, and the Lipper Large-Cap Growth Funds Index gained +16.67% during the six month period.  The biggest contributor to performance came from the technology sector.  The Fund was overweight in this sector and the technology stocks in the Fund outperformed the technology stocks in the S&P 500 Index.  Facebook was the biggest factor in the sector’s outperformance.  Outside of technology, the major contributors to performance were Ecolab, AmerisouceBergen, Automatic Data Processing, 3M Company, Johnson Controls, and Schlumberger.  It is imprecise to estimate the differences in the Fund compared to other mutual funds, but we think other funds probably had a higher weighting in biotechnology companies and internet companies, such as Priceline and eBay.

Thank you for choosing the Barrett Growth Fund.

Robert J. Milnamow	E. Wells Beck, CFA
Lead Portfolio Manager	Portfolio Manager

Past performance is not a guarantee of future results.

The outlook, views, and opinions presented are those of the Adviser as of November 30, 2013.  These are not intended to be a forecast of future events, a guarantee of future results, or investment advice.

Must be preceded or accompanied by a prospectus.

BARRETT

GROWTH FUND

Mutual fund investing involves risk.  Principal loss is possible.  Foreign investments are subject to special risks not ordinarily associated with U.S. securities including currency fluctuations and social, economic and political uncertainties, which could increase volatility.  These risks are magnified in emerging markets.  The Fund may also invest in smaller and mid-capitalization companies, which involve a higher degree of risk and volatility than investments in larger, more established companies.  The Fund may also invest in derivatives, such as options and futures, which can be illiquid, may disproportionately increase losses, and have a potentially large impact on Fund performance.

The Lipper Large-Cap Growth Funds Index is an equally-weighted performance index, adjusted for capital gains distributions and income dividends, of the 30 largest mutual funds within the Growth Funds category, as reported by Lipper.  The S&P 500® Index is a capitalization weighted index of five hundred large capitalization stocks, which is designed to measure broad domestic securities markets.  The performance of the S&P 500® Index reflects the reinvestment of dividends and capital gains, but does not reflect the deduction of any investment advisory fees.  An index is unmanaged.  Investors cannot invest directly in an index.

Diversification does not assure a profit nor protect against loss in a declining market.

Fund holdings and sector allocations are subject to change and should not be considered a recommendation to buy or sell any security.  For a complete list of portfolio holdings, please refer the Schedule of Investments provided in this report.

The Barrett Growth Fund is distributed by Quasar Distributors, LLC.

BARRETT

GROWTH FUND

Expense Example – November 30, 2013 (Unaudited)

As a shareholder of the Barrett Growth Fund, you incur ongoing costs, including:  investment advisory fees; distribution and service (12b-1) fees; and other Fund expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six- month period (June 1, 2013 – November 30, 2013).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. However, the table does not include shareholder specific fees such as the $15.00 fee charged for wire redemptions. The table also does not include portfolio trading commissions and related trading costs, which are included in the Fund’s net asset value. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual net expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Fund with other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees, which, although not charged by the Fund, may be charged by other funds.  Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative costs of owning different funds.

			Expenses Paid
	Beginning	Ending	During the Period*
	Account Value	Account Value	June 1, 2013 to
	June 1, 2013	November 30, 2013	November 30, 2013
Actual Barrett Growth Fund Expenses	$1,000.00	$1,145.10	$6.72
Hypothetical Expenses
(5% return per year before expenses)	$1,000.00	$1,018.80	$6.33

*
Expenses are equal to the Fund’s annualized expense ratio of 1.25% (which reflects the effect of the Adviser’s fee waiver and expense limitation agreement), multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

BARRETT

GROWTH FUND

This chart assumes an initial gross investment of $10,000 made on 12/31/01.

The S&P 500® Index is a capitalization-weighted index of five hundred large capitalization stocks, which is designed to measure broad domestic securities markets.  The performance of the S&P 500® Index reflects the reinvestment of dividends and capital gains, but does not reflect the deduction of any fees or expenses.

The Lipper Large-Cap Growth Funds Index is an equally-weighted performance index, adjusted for capital gains distributions and income dividends, of the 30 largest mutual funds within the Growth Funds category, as reported by Lipper.

	Average Annual Total Returns as of November 30, 2013

	One Year	Three Year	Five Year	Ten Year
–●– Barrett Growth Fund	31.05%	12.34%	11.82%	4.44%
--■-- S&P 500® Index	30.30%	17.73%	17.60%	7.69%
–♦– Lipper Large-Cap
Growth Funds Index	31.93%	15.92%	19.31%	7.04%

RETURNS SHOWN INCLUDE THE REINVESTMENT OF ALL DIVIDENDS AND DISTRIBUTIONS. RETURNS SHOWN DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. IN THE ABSENCE OF FEE WAIVERS AND REIMBURSEMENTS, TOTAL RETURN WOULD BE REDUCED. PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, SO THAT YOUR SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

BARRETT

GROWTH FUND

Schedule of Investments
November 30, 2013
(Unaudited)

Shares		Value
	COMMON STOCKS - 96.59%

	Amusement, Gambling and
	Recreation Industries - 3.05%
7,000	Walt Disney Co.	$493,780

	Beverage and Tobacco Product
	Manufacturing - 0.89%
3,600	Coca Cola Co.	144,684

	Broadcasting (except Internet) - 1.23%
4,000	Comcast Corp.	199,480

	Chemical Manufacturing - 15.96%
4,000	Bristol-Myers Squibb Co.	205,520
1,500	Celgene Corp. (a)	242,655
6,000	E.I. du Pont de Nemours & Co.	368,280
5,500	Ecolab, Inc.	589,435
2,500	Gilead Sciences, Inc. (a)	187,025
3,000	Johnson & Johnson	283,980
5,700	Mead Johnson Nutrition Co.	481,707
7,000	Pfizer, Inc.	222,110
		2,580,712

	Clothing and Clothing
	Accessories Stores - 1.10%
2,000	Tiffany & Co.	178,280

	Computer and Electronic
	Product Manufacturing - 6.08%
600	Apple, Inc.	333,642
5,000	Cisco Systems, Inc.	106,250
6,000	EMC Corp.	143,100
1,000	International Business
	Machines Corp.	179,680
3,000	QUALCOMM, Inc.	220,740
		983,412

	Couriers and Messengers - 2.53%
4,000	United Parcel Service, Inc.	409,520

	Credit Intermediation and
	Related Activities - 7.61%
3,000	American Express Co.	257,400
5,000	Citigroup, Inc.	264,600
3,500	JPMorgan Chase & Co.	200,270
2,500	Visa, Inc.	508,650
		1,230,920

	Data Processing, Hosting
	and Related Services - 2.97%
6,000	Automatic Data Processing, Inc.	480,120

	Food Services and
	Drinking Places - 5.13%
4,500	Dunkin’ Brands Group, Inc.	220,410
2,000	McDonald’s Corp.	194,740
3,000	Starbucks Corp.	244,380
2,200	Yum! Brands, Inc.	170,896
		830,426

	General Merchandise Stores - 3.49%
4,500	Costco Wholesale Corp.	564,435

	Health and Personal
	Care Stores - 0.73%
2,000	Walgreen Co.	118,400

	Insurance Carriers and
	Related Activities - 7.00%
4,000	Aon PLC (b)	326,560
3,000	Berkshire Hathaway, Inc. (a)	349,590
7,000	Verisk Analytics, Inc. (a)	455,770
		1,131,920

	Machinery Manufacturing - 3.50%
4,000	Donaldson Co., Inc.	166,920
15,000	General Electric Co.	399,900
		566,820

The accompanying notes are an integral part of these financial statements.

BARRETT

GROWTH FUND

Schedule of Investments (Cont’d)
November 30, 2013
(Unaudited)

Shares		Value
	Merchant Wholesalers,
	Nondurable Goods - 2.62%
6,000	AmerisourceBergen Corp.	$423,180

	Miscellaneous
	Manufacturing - 5.14%
4,000	3M Co.	534,040
4,000	Stryker Corp.	297,680
		831,720
	Nonstore Retailers - 1.22%
500	Amazon Com, Inc. (a)	196,810

	Oil and Gas Extraction - 1.13%
3,000	Devon Energy Corp.	181,860

	Other Information
	Services - 5.67%
6,000	Facebook, Inc. (a)	282,060
600	Google, Inc. (a)	635,754
		917,814

	Professional, Scientific, and
	Technical Services - 5.19%
4,000	Accenture PLC (b)	309,880
3,500	Cognizant Technology
	Solutions Corp. (a)	328,615
7,000	Tetra Tech, Inc. (a)	200,130
		838,625

	Publishing Industries
	(except Internet) - 4.24%
3,000	Intuit, Inc.	222,690
7,500	Microsoft Corp.	285,975
5,000	Oracle Corp.	176,450
		685,115

	Securities, Commodity Contracts,
	and Other Financial Investments
	and Related Activities - 2.25%
1,200	BlackRock, Inc.	363,300

	Support Activities for Mining - 3.82%
2,500	Atwood Oceanics, Inc. (a)	131,400
5,500	Schlumberger Ltd. (b)	486,310
		617,710

	Transportation Equipment
	Manufacturing - 4.04%
1,000	Boeing Co.	134,250
7,000	Johnson Controls, Inc.	353,570
1,500	United Technologies Corp.	166,290
		654,110
	Total Common Stocks
	Cost ($10,081,481)	15,623,153

	SHORT-TERM
	INVESTMENTS - 3.66%

	Money Market Fund - 3.66%
591,870	Fidelity Institutional
	Government Portfolio -
	Class I, 0.010% (c)	591,870
	Total Short-Term Investments
	Cost ($591,870)	591,870
	Total Investments
	(Cost $10,673,351) - 100.25%	16,215,023
	Liabilities in Excess of
	Other Assets - (0.25)%	(40,022)
	Total Net Assets - 100.00%	$16,175,001

(a)	Non-income producing security.
(b)	Foreign-issued security.
(c)	Variable rate security; the rate shown represents the rate at November 30, 2013.

The accompanying notes are an integral part of these financial statements.

BARRETT

GROWTH FUND

Statement of Assets and Liabilities
November 30, 2013 (Unaudited)

ASSETS
Investments, at value (cost $10,673,351)	$16,215,023
Cash	45
Dividends and interest receivable	24,055
Receivable from Advisor	3,094
Other assets	7,594
Total assets	16,249,811

LIABILITIES
Payable for distribution fees	25,828
Payable to affiliates	26,220
Accrued expenses and other liabilities	22,762
Total liabilities	74,810

NET ASSETS	$16,175,001

NET ASSETS CONSIST OF:
Paid-in capital	$12,274,280
Accumulated net investment income	87,280
Accumulated net realized loss	(1,728,231)
Net unrealized appreciation on investments	5,541,672
Net Assets	$16,175,001

Shares of beneficial interest outstanding (unlimited
number of shares authorized, $0.001 par value)	1,184,677

Net asset value, redemption price and offering price per share	$13.65

The accompanying notes are an integral part of these financial statements.

BARRETT

GROWTH FUND

Statement of Operations
For the Six Months Ended November 30, 2013 (Unaudited)

INVESTMENT INCOME
Dividend income	$116,165
Interest income	32
Total Investment Income	116,197

EXPENSES
Advisory fees	74,678
Distribution fees	18,670
Administration fees	17,631
Transfer agent fees and expenses	17,276
Fund accounting fees	13,556
Federal and state registration fees	9,794
Legal fees	8,967
Audit and tax fees	8,411
Chief Compliance Officer fees and expenses	5,036
Reports to shareholders	3,192
Trustees’ fees and related expenses	2,928
Custody fees	2,548
Other expenses	2,080
Total expenses	184,767
Less waivers and reimbursement by Adviser (Note 4)	(91,419)
Net expenses	93,348

Net investment income	22,849

REALIZED AND UNREALIZED GAIN ON INVESTMENTS
Net realized gain from investments	337,399
Change in net unrealized appreciation on investments	1,704,331
Net realized and unrealized gain on investments	2,041,730
Net increase in net assets from operations	$2,064,579

The accompanying notes are an integral part of these financial statements.

BARRETT

GROWTH FUND

Statements of Changes in Net Assets

	Six Months Ended
	November 30, 2013	Year Ended
	(Unaudited)	May 31, 2013
FROM OPERATIONS
Net investment income	$22,849	$64,038
Net realized gain from investments	337,399	936,791
Net change in unrealized appreciation on investments	1,704,331	1,318,989
Net increase in net assets from operations	2,064,579	2,319,818

FROM DISTRIBUTIONS
Net investment income	—	(17,721)
Net decrease in net assets resulting from distributions paid	—	(17,721)

FROM CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	75,702	558,074
Net asset value of shares issued to shareholders in
payment of distributions declared	—	17,655
Costs for shares redeemed	(309,631)	(2,055,380)
Net decrease in net assets from capital share transactions	(233,929)	(1,479,651)

TOTAL INCREASE IN NET ASSETS	1,830,650	822,446

NET ASSETS:
Beginning of period	14,344,351	13,521,905
End of period	$16,175,001	$14,344,351
ACCUMULATED NET INVESTMENT INCOME	$87,280	$64,038

The accompanying notes are an integral part of these financial statements.

BARRETT

GROWTH FUND

Financial Highlights
Per share data for a share of capital stock outstanding for the entire period and selected information for the period are as follows:

	Six Months Ended
	November 30, 2013	Years Ended May 31,
	(Unaudited)	2013	2012	2011
NET ASSET VALUE
Beginning of period	$11.92	$10.08	$10.62	$8.89
OPERATIONS
Net investment income (loss)2	0.02	0.05	0.01	(0.01)
Net realized and unrealized
gains (losses) on securities	1.71	1.80	(0.55)	1.74
Total from investment operations	1.73	1.85	(0.54)	1.73
LESS DISTRIBUTIONS
Distributions from
net investment income	—	(0.01)	—	—
NET ASSET VALUE
End of period	$13.65	$11.92	$10.08	$10.62
Total return5	14.51%	18.41%	(5.08)%	19.46%
Net assets at end of period
(000s omitted)	$16,175	$14,344	$13,522	$15,384
RATIO OF EXPENSES TO
AVERAGE NET ASSETS
Before expense reimbursement6	2.48%	2.60%	2.35%	2.46%
After expense reimbursement6	1.25%	1.25%	1.25%	1.25%
RATIO OF NET INVESTMENT
INCOME (LOSS) TO
AVERAGE NET ASSETS
Before expense reimbursement6	(0.92)%	(0.88)%	(0.97)%	(1.28)%
After expense reimbursement6	0.31%	0.47%	0.13%	(0.07)%
Portfolio turnover rate5	25%	37%	19%	47%

The accompanying notes are an integral part of these financial statements.

BARRETT

GROWTH FUND

Financial Highlights (Cont’d)

Period Ended	Years Ended June 30,
May 31, 20101	2009	2008
NET ASSET VALUE
Beginning of period	$7.95	$10.98	$12.04
OPERATIONS
Net investment income (loss)2	(0.01)	0.00	3	(0.02)
Net realized and unrealized
gains (losses) on securities	0.95	(3.03)	(1.04)
Total from investment operations	0.94	(3.03)	(1.06)
LESS DISTRIBUTIONS
Distributions from
net investment income	—	—	0.00	3
NET ASSET VALUE
End of period	$8.89	$7.95	$10.98
Total return5	11.82%	(27.60)%	(8.78)%
Net assets at end of period
(000s omitted)	$13,555	$12,268	$18,956
RATIO OF EXPENSES TO
AVERAGE NET ASSETS
Before expense reimbursement6	3.13%	3.59%	2.42%
After expense reimbursement6	1.25%	1.25%	1.25%
RATIO OF NET INVESTMENT
INCOME (LOSS) TO
AVERAGE NET ASSETS
Before expense reimbursement6	(2.01)%	(2.34)%	(1.30)%
After expense reimbursement6	(0.13)%	0.00	%4	(0.13)%
Portfolio turnover rate5	40%	71%	93%

1	The Fund changed its fiscal year end from June 30 to May 31. This period represents activity from July 1, 2009 through May 31, 2010.
2	Net investment income (loss) per share is calculated using the ending balances prior to consideration or adjustment for permanent book to tax differences.
3	Amount is less than 0.5 cent per share.
4	Amount is less than 0.005%.
5	Not annualized for periods less than one year.
6	Annualized for periods less than one year.

The accompanying notes are an integral part of these financial statements.

BARRETT

GROWTH FUND

Notes to the Financial Statements
November 30, 2013 (Unaudited)

1.	Organization
Trust for Professional Managers (the “Trust”) was organized as a Delaware statutory trust under a Declaration of Trust dated May 29, 2001.  The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end, management investment company.  The Barrett Growth Fund (the “Fund”) represents a distinct diversified series with its own investment objectives and policies within the Trust.  The investment objective of the Fund is to achieve long-term capital appreciation and to maximize after-tax returns.  The Trust may issue an unlimited number of shares of beneficial interest at $0.001 par value.  The assets of the Fund are segregated, and a shareholder’s interest is limited to the fund in which shares are held.  The Fund commenced operations on December 29, 1998 as a series of The Barrett Funds.  On March 30, 2010, the Fund reorganized as a series of the Trust and changed its fiscal year end from June 30th to May 31st.  Effective April 29, 2011, Barrett Asset Management, LLC (the “Adviser”), began serving as the investment adviser to the Fund.  Prior to April 29, 2011, Barrett Associates, Inc., a wholly-owned subsidiary of Legg Mason, Inc., a financial services holding company, served as the investment adviser to the Fund.

2.	Significant	The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of the financial statements.
	Accounting	These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).
Policies
a) Investment Valuation

Each security owned by the Fund that is listed on a securities exchange is valued at its last sale price on that exchange on the date as of which assets are valued.  When the security is listed on more than one exchange, the Fund will use the price of the exchange that the Fund generally considers to be the principal exchange on which the stock is traded.

Fund securities listed on The NASDAQ Stock Market, Inc. (“NASDAQ”) will be valued at the NASDAQ Official Closing Price (“NOCP”), which may not necessarily represent the last sale price.  If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation.  If there has been no sale on such exchange or on NASDAQ on such day, the security is valued at the mean between the bid and asked prices on such day.  When market quotations are not readily available, any security or other asset is valued at its fair value as determined under procedures approved by the Trust’s Board of Trustees.  These fair value procedures will also be used to price a security when corporate events, events in the securities market and/or world events cause the Adviser to believe that a security’s last sale price may not reflect its actual fair value.  The intended effect of using fair value pricing procedures is to ensure that the Fund is accurately priced.

BARRETT

GROWTH FUND

Redeemable securities issued by open-end registered investment companies, including money market funds, are valued at the net asset value (“NAV”) of such companies for purchase and/or redemption orders placed on that day.

Financial Accounting Standards Board (“FASB”) Accounting Standards Codification, “Fair Value Measurements and Disclosures” Topic 820 (“ASC 820”), establishes an authoritative definition of fair value and sets out a hierarchy for measuring fair value.  ASC 820 requires an entity to evaluate certain factors to determine whether there has been a significant decrease in volume and level of activity for the security such that recent transactions and quoted prices may not be determinative of fair value and further analysis and adjustment may be necessary to estimate fair value.  ASC 820 also requires enhanced disclosure regarding the inputs and valuation techniques used to measure fair value in those instances as well as expanded disclosure of valuation levels for each class of investments.  These inputs are summarized in the three broad levels listed below:

Level 1 –	Quoted prices in active markets for identical securities.

Level 2 –	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 –
Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the Fund’s investments carried at fair value as of November 30, 2013:

	Level 1	Level 2	Level 3	Total
Assets:
Equity
Common Stocks(1)	$15,623,153	$—	$—	$15,623,153
Total Equity	15,623,153	—	—	15,623,153
Short-Term Investments	591,870	—	—	591,870
Total Investments in Securities	$16,215,023	$—	$—	$16,215,023

(1) See the Schedule of Investments for industry classifications.

The Fund did not hold any investments during the year with significant unobservable inputs which would be classified as Level 3.  During the six months ended November 30, 2013, there were no transfers between levels for the Fund.  It is the Fund’s policy to record transfers between levels as of the end of the reporting period.  The Fund did not hold any financial derivative instruments during the reporting period.

b) Federal Income Taxes

The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, necessary to qualify as a regulated

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investment company and to make the requisite distributions of income and capital gains to its shareholders sufficient to relieve it from all or substantially all federal income taxes.  Therefore, no federal income tax provision has been provided.

As of and during the year ended May 31, 2013, the Fund did not have a liability for any unrecognized tax benefits.  The Fund recognizes interest and penalties, if any, related to uncertain tax benefits as income tax expense in the Statement of Operations.  During the period, the Fund did not incur any interest or penalties.  The Fund is not subject to examination by U.S. taxing authorities for tax periods prior to 2009.

c) Distributions to Shareholders

The Fund will distribute any net investment income and any net realized long- or short-term capital gains at least annually.  Distributions from net realized gains for book purposes may include short-term capital gains.  All short-term capital gains are included in ordinary income for tax purposes.  Distributions to shareholders are recorded on the ex-dividend date.  The Fund may also pay a special distribution at the end of the calendar year to comply with federal tax requirements.

d) Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.  Actual results could differ from those estimates.

e) Share Valuation

The NAV per share of the Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash or other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for the Fund, rounded to the nearest cent.  The Fund’s shares will not be priced on the days on which the New York Stock Exchange (“NYSE”) is closed for trading.

f) Expenses

Expenses associated with a specific fund in the Trust are charged to that fund. Common expenses are typically allocated evenly between the funds of the Trust, or by other equitable means.

g) Other

Investment transactions are recorded on the trade date.  The Fund determines the gain or loss from investment transactions on the identified cost basis by comparing the cost of the security lot sold with the net sales proceeds.  Dividend income, less foreign withholding tax, is recognized on the ex-dividend date and interest income is recognized on an accrual basis.

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3.	Federal Tax	The tax character of distributions paid during the years ended May 31, 2013 and May 31, 2012 was as follows:
Matters

	May 31, 2013	May 31, 2012
Ordinary Income	$17,721	$—
Long-Term Capital Gain	$—	$—

The components of accumulated earnings (losses) on a tax basis as of May 31, 2013 were as follows:

Cost basis of investments for federal
income tax purposes	$10,479,568
Gross tax unrealized appreciation	$4,001,546
Gross tax unrealized depreciation	(164,623)
Net tax unrealized appreciation (depreciation)	3,836,923
Undistributed ordinary income	64,038
Undistributed long-term capital gain	—
Total distributable earnings	64,038
Other accumulated losses	(2,064,819)
Total accumulated gains	$1,836,142

The primary difference between book basis and tax basis cost of investments is attributable to wash sales.

At May 31, 2013, the Fund had capital loss carryovers of $1,217,785 and $847,034, which will expire on May 31, 2017 and May 31, 2018, respectively.

GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting.  These reclassifications have no effect on net assets or net asset value per share.  For the year ended May 31, 2013 there were no such reclassifications.

4.	Investment	The Trust has an Investment Advisory Agreement (the “Agreement”) with the Adviser to furnish investment advisory services to the Fund.
	Adviser	Under the terms of the Agreement, the Trust, on behalf of the Fund, compensates the Adviser for its management services at the annual rate of 1.00% of the Fund’s average daily net assets.

The Adviser has contractually agreed to waive its management fee and/or reimburse the Fund’s other expenses at least through August 31, 2014, at the discretion of the Adviser and the Board of Trustees, to the extent necessary to ensure that the Fund’s total operating expenses (exclusive of front-end or contingent deferred sales loads, taxes, leverage, interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, dividends or interest on short positions, acquired fund fees and expenses and extraordinary items) do not exceed 1.25% (the “Expense Limitation Cap”) of the

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Fund’s average daily net assets.  For the six months ended November 30, 2013, expenses of $91,419 were waived or reimbursed by the Adviser.  Any such waiver or reimbursement is subject to later adjustment to allow the Adviser to recoup amounts waived or reimbursed to the extent actual fees and expenses for a fiscal period are less than the Expense Limitation Cap at the time of waiver; provided, however, that the Adviser shall only be entitled to recoup such amounts over the following three fiscal years.

The following table shows the remaining waived or reimbursed expenses subject to potential recovery expiring:

May 31, 2014	$87,217
May 31, 2015	$151,633
May 31, 2016	$183,186
November 30, 2017	$91,419

5.	Distribution	The Trust adopted a plan pursuant to Rule 12b-1 (the “12b-1 Plan”), on behalf of the Fund, which authorizes it to pay Quasar Distributors, LLC (the
Plan
“Distributor”) a distribution fee of up to 0.25% of the Fund’s average daily net assets for services to prospective Fund shareholders and distribution of Fund shares.  During the six months ended November 30, 2013, the Fund incurred expenses of $18,670 pursuant to the 12b-1 Plan.  As of November 30, 2013, the Fund owed the Distributor $25,829 in fees.

6.	Related Party	U.S. Bancorp Fund Services, LLC (“USBFS” or the “Administrator”) acts as the Fund’s administrator under an Administration Agreement.
Transactions
The Administrator prepares various federal and state regulatory filings, reports and returns for the Fund; prepares reports and materials to be supplied to the Trustees; monitors the activities of the Fund’s custodian, transfer agent and fund accountant; coordinates the preparation and payment of the Fund’s expenses; and reviews the Fund’s expense accruals.  For the six months ended November 30, 2013, the Fund incurred $17,631 in administration fees.  At November 30, 2013, the Fund owed the Administrator $7,448 in fees.

USBFS also serves as the fund accountant and transfer agent to the Fund. U.S. Bank, N.A. (“US Bank”), an affiliate of USBFS, serves as the Fund’s custodian.  For the six months ended November 30, 2013, the Fund incurred $13,556, $17,276, and $2,548 in fund accounting, transfer agency, and custody fees, respectively.  At November 30, 2013, the Fund owed fees of $6,616, $8,517, and $1,102 for fund accounting, transfer agency, and custody fees, respectively.

The Distributor acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares. The Distributor is an affiliate of USBFS and US Bank.

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Certain officers of the Fund are also employees of USBFS. A Trustee of the Trust is affiliated with USBFS and US Bank. This same Trustee is an interested person of the Distributor.

The Trust’s Chief Compliance Officer is also an employee of USBFS.  For the six months ended November 30, 2013, the Fund was allocated $5,036 of the Trust’s Chief Compliance Officer fee.  At November 30, 2013, the Fund owed fees of $2,536 for the Chief Compliance Officer’s services.

7.	Capital Share	Transactions in shares of the Fund were as follows:
	Transactions		Six Months Ended	Year Ended
			November 30, 2013	May 31, 2013
		Shares sold	6,133	50,172
		Shares reinvested	—	1,656
		Shares redeemed	(24,994)	(189,825)
		Net decrease	(18,861)	(137,997)

8.	Investment	The aggregate purchases and sales of securities, excluding short-term investments, for the Fund for the six months ended November 30, 2013,
	Transactions	were $1,906,782 and $2,268,764, respectively. For the six months ended November 30, 2013, there were no purchases or sales of U.S. government securities for the Fund.

9.	Recent	In January, 2013, the FASB issued ASU No. 2013-01 “Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities” in GAAP
	Accounting	and International Reporting Financial Standards (“IFRS”). ASU No. 2013-01 clarifies ASU No. 2011-11, Disclosures about Offsetting Assets
Pronouncement
and Liabilities to increase comparability and reduce presentation differences between financial statements prepared in accordance with GAAP and financial statements prepared in accordance with IFRS. This requires increased disclosure about derivative instruments that are offset in a reporting entity’s Statement of Assets and Liabilities and derivative instruments that are subject to a master netting agreement (“MNA”). Specifically, the ASU requires reporting entities to present separately for assets and liabilities, a) the gross amounts of those recognized assets and recognized liabilities, b) the amounts offset to determine the net amounts presented in the Statement of Assets and Liabilities, c) The net amount presented in the Statement of Assets and Liabilities, d) the amounts subject to an enforceable MNA not included in (b), and e) the net amount after deducting the amounts from (d) and (c). The effective date of the ASU is for interim and annual periods beginning on or after January 1, 2013.  Management is currently evaluating the impact it will have on the Fund’s financial statements. There is no impact of the ASU on the financial statements of the Fund for the six months ended November 30, 2013.

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BASIS FOR TRUSTEES’ APPROVAL OF INVESTMENT ADVISORY AGREEMENT

The Board of Trustees (the “Trustees”) of Trust for Professional Managers (the “Trust”) met on August 23, 2013 to consider the renewal of the Investment Advisory Agreement (the “Agreement”) between the Trust, on behalf of the Barrett Growth Fund (the “Fund”), a series of the Trust, and Barrett Asset Management, LLC, the Fund’s investment adviser (the “Adviser”).  The Trustees also met at a prior meeting held on June 20, 2013 (the “June 20, 2013 Meeting”) to review materials related to the renewal of the Agreement.  Prior to these meetings, the Trustees requested and received materials to assist them in considering the renewal of the Agreement.  The materials provided contained information with respect to the factors enumerated below, including a copy of the Agreement, a memorandum prepared by the Trust’s outside legal counsel discussing in detail the Trustees’ fiduciary obligations and the factors they should assess in considering the renewal of the Agreement, detailed comparative information relating to the Fund’s performance, as well as the management fees and other expenses of the Fund, due diligence materials relating to the Adviser (including a due diligence questionnaire completed with respect to the Fund by the Adviser, the Adviser’s Form ADV, select financial statements of the Adviser, bibliographic information of the Adviser’s key management and compliance personnel, comparative fee information for the Fund and the Adviser’s other separately-managed accounts and a summary detailing key provisions of the Adviser’s written compliance program, including its code of ethics) and other pertinent information.  The Trustees also received information periodically throughout the year that was relevant to the Agreement renewal process, including performance, management fee and other expense information.  Based on their evaluation of the information provided by the Adviser, in conjunction with the Fund’s other service providers, the Trustees, by a unanimous vote (including a separate vote of the Trustees who are not “interested persons,” as that term is defined in the Investment Company Act of 1940, as amended (the “Independent Trustees”)), approved the continuation of the Agreement for an additional one-year term ending August 31, 2014.

DISCUSSION OF FACTORS CONSIDERED

In considering the renewal of the Agreement and reaching their conclusions, the Trustees reviewed and analyzed various factors that they determined were relevant, including the factors enumerated below.

1.	NATURE, EXTENT AND QUALITY OF SERVICES PROVIDED TO THE FUND

The Trustees considered the nature, extent and quality of services provided by the Adviser to the Fund and the amount of time devoted to the Fund’s affairs by the Adviser’s staff.  The Trustees considered the Adviser’s specific responsibilities in all aspects of day-to-day management of the Fund, as well as the qualifications, experience and responsibilities of Robert J. Milnamow and E. Wells Beck, the Fund’s portfolio managers, and other key personnel at the Adviser involved in the day-to-day activities of the Fund.  The Trustees reviewed the structure of the Adviser’s compliance program and the Adviser’s marketing activity and goals and its continuing commitment to the growth of Fund assets.  The Trustees noted that during the course of the prior year they had met with the Adviser in person to discuss various performance, marketing and compliance issues.  The Trustees discussed in detail the Adviser’s handling of compliance matters, including the reports of the Trust’s chief compliance officer to the Trustees on the effectiveness of the Adviser’s compliance program.  The Trustees concluded that the Adviser had sufficient quality and depth of personnel, resources, investment methods and compliance policies and

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procedures essential to performing its duties under the Agreement and that the nature, overall quality and extent of the management services provided to the Fund, as well as the Adviser’s compliance program, were satisfactory and reliable.

2.	INVESTMENT PERFORMANCE OF THE FUND AND THE ADVISER

The Trustees discussed the performance of the Fund for the year-to-date, one-year, three-year, five-year and ten-year periods ended April 30, 2013.  In assessing the quality of the portfolio management services delivered by the Adviser, the Trustees also compared the short-term and long-term performance of the Fund on both an absolute basis and in comparison to the Fund’s benchmark index, the S&P 500 Index, and in comparison to a peer group of U.S. open-end large growth funds as constructed by data presented by Morningstar, Inc. (the “Morningstar Peer Group”).  The Trustees also reviewed information on the historical performance of other separately-managed accounts of the Adviser that were similar to the Fund in terms of investment strategy.

The Trustees noted that the Fund’s performance for the one-year, three-year, five-year and ten-year periods ended April 30, 2013 was below the Morningstar Peer Group medians, with the three-year, five-year and ten-year periods falling within the fourth quartile, and the one-year period falling within the third quartile.  The Trustees further noted for the year-to-date period ended April 30, 2013, the Fund’s performance was above the Morningstar Peer Group median, falling within the second quartile.  The Trustees also reviewed the Fund’s performance for the one-year, three-year, five-year, ten-year and since inception periods ended December 31, 2012, and noted that for each period Fund performance lagged the S&P 500 Index.

After considering all of the information, the Trustees concluded that the performance obtained by the Adviser for the Fund was satisfactory under current market conditions, although the Trustees would continue to look for improvement.  Although past performance is not a guarantee or indication of future results, the Trustees determined that the Fund and its shareholders were likely to benefit from the Adviser’s continued management.

3.	COSTS OF SERVICES PROVIDED AND PROFITS REALIZED BY THE ADVISER

The Trustees considered the cost of services and the structure of the Adviser’s fees, including a review of the expense analyses and other pertinent material with respect to the Fund.  The Trustees reviewed the related statistical information and other materials provided, including the comparative expenses, expense components and peer group selections.  The Trustees considered the cost structure of the Fund relative to the Morningstar Peer Group, as well as the fee waivers and expense reimbursements previously provided by the Adviser.

The Trustees also considered the overall profitability of the Adviser, reviewing the Adviser’s financial information and noted that the Adviser had subsidized the Fund’s operations following the Fund’s inception and had not recouped those subsidies.  The Trustees also examined the level of profits that could be expected to accrue to the Adviser from the fees payable under the Agreement, as well as the Fund’s brokerage commissions and use of soft dollars by the Adviser.  These considerations were based on materials requested by the Trustees and the Fund’s administrator specifically for the June 20, 2013 meeting and the August 23, 2012 meeting at which the Agreement was formally considered, as well as the presentations made by the Adviser over the course of the year.

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The Trustees noted that the Fund’s contractual management fee of 1.00% fell at the top the fourth quartile and ranked above the Morningstar Peer Group average of 0.82%, which fell in the third quartile.  The Trustees noted that the Fund’s management fee was the highest of the Morningstar Peer Group.  The Trustees observed that the Fund’s total expense ratio (net of fee waivers and expense reimbursements) of 1.25% fell into the third quartile, compared to the average of 1.21% for the Morningstar Peer Group, which fell within the second quartile.

The Trustees also compared the fees paid by the Fund to the fees paid by other separately-managed accounts of the Adviser and noted that the Fund’s management fees appeared to be reasonable.

The Trustees concluded that the Fund’s expenses and the management fees paid to the Adviser were fair and reasonable in light of the comparative performance, expense and management fee information.  The Trustees further concluded that the Adviser had maintained adequate profit levels to support its services to the Fund from the revenues of its overall investment advisory business, despite subsidizing the Fund’s operations.

4.	EXTENT OF ECONOMIES OF SCALE AS THE FUND GROWS

The Trustees compared the Fund’s expenses relative to the Morningstar Peer Group and discussed realized and potential economies of scale.  The Trustees also reviewed the structure of the Fund’s management fee and whether the Fund was large enough to generate economies of scale for shareholders or whether economies of scale would be expected to be realized as Fund assets grow (and if so, how those economies of scale were being or would be shared with shareholders).  The Trustees reviewed all fee waivers and expense reimbursements by the Adviser with respect to the Fund.  The Trustees noted that the Fund’s management fee structure did not contain any breakpoint reductions as the Fund’s assets grow in size, but that the feasibility of incorporating breakpoints would continue to be reviewed on a regular basis.  With respect to the Adviser’s fee structure and any applicable expense waivers, the Trustees concluded that the current fee structure was reasonable and reflects a sharing of economies of scale between the Adviser and the Fund at the Fund’s current asset level.

5.	BENEFITS DERIVED FROM THE RELATIONSHIP WITH THE FUND

The Trustees considered the direct and indirect benefits that could be realized by the Adviser from its association with the Fund.  The Trustees examined the brokerage and commissions of the Adviser with respect to the Fund.  The Trustees concluded that the benefits the Adviser may receive, such as greater name recognition, growth in separate account management services or greater exposure to press coverage appear to be reasonable, and in many cases may benefit the Fund through growth in assets.

CONCLUSIONS

The Trustees considered all of the foregoing factors.  In considering the renewal of the Agreement, the Trustees did not identify any one factor as all-important, but rather considered these factors collectively in light of the Fund’s surrounding circumstances.  Based on this review, the Trustees, including a majority of the Independent Trustees, approved the renewal of the Agreement as being in the best interests of the Fund and its shareholders.

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NOTICE OF PRIVACY POLICY & PRACTICES

We collect non-public personal information about you from the following sources:

•	information we receive about you on applications or other forms;

•	information you give us orally; and

•	information about your transactions with us or others.

We do not disclose any non-public personal information about our shareholders or former shareholders without the shareholder’s authorization, except as permitted by law or in response to inquiries from governmental authorities.  We may share information with affiliated parties and unaffiliated third parties with whom we have contracts for servicing the Fund.  We will provide unaffiliated third parties with only the information necessary to carry out their assigned responsibility.  All shareholder records will be disposed of in accordance with applicable law.  We maintain physical, electronic and procedural safeguards to protect your non-public personal information and require third parties to treat your non-public personal information with the same high degree of confidentiality.

In the event that you hold shares of the Fund through a financial intermediary, including, but not limited to, a broker-dealer, bank or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared with unaffiliated third parties.

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Additional Information
(Unaudited)

TAX INFORMATION

The Fund designated 100% of its ordinary income distribution for the year ended May 31, 2013, as qualified dividend income under the Jobs and Growth Tax Relief Reconciliation Act of 2003.

For the year ended May 31, 2013, 100% of dividends paid from net ordinary income qualified for the dividends received deduction available to corporate shareholders.

The percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Section 871(k)(2)(C) for the Fund was 0.00%.

INDEMNIFICATIONS

Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts that provide general indemnifications to other parties. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

INFORMATION ABOUT TRUSTEES

The business and affairs of the Trust are managed under the direction of the Board of Trustees. Information pertaining to the Trustees of the Trust is set forth below. The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request by calling (877) 363-6333.

INDEPENDENT TRUSTEES

				Number of	Other
		Term of	Principal	Portfolios	Directorships
	Position(s)	Office and	Occupation(s)	in Trust	Held by Trustee
Name,	Held with	Length of	During the Past	Overseen	During the Past
Address and Age	the Trust	Time Served	Five Years	by Trustee	Five Years

Michael D. Akers, Ph.D.	Trustee	Indefinite	Professor and Chair of	30	Independent
615 E. Michigan St.		Term; Since	Accounting, Marquette		Trustee, USA
Milwaukee, WI 53202		August 22,	University (2004–Present).		MUTUALS
Age: 58		2001			(an open-end
investment
company
with two
portfolios).

Gary A. Drska	Trustee	Indefinite	Pilot, Frontier/Midwest	30	Independent
615 E. Michigan St.		Term; Since	Airlines, Inc. (airline		Trustee, USA
Milwaukee, WI 53202		August 22,	company) (1986–Present).		MUTUALS
Age: 57		2001			(an open-end
investment
company
with two
portfolios).

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				Number of	Other
		Term of	Principal	Portfolios	Directorships
	Position(s)	Office and	Occupation(s)	in Trust	Held by Trustee
Name,	Held with	Length of	During the Past	Overseen	During the Past
Address and Age	the Trust	Time Served	Five Years	by Trustee	Five Years

INDEPENDENT TRUSTEES (Continued)

Jonas B. Siegel	Trustee	Indefinite	Managing Director, Chief	30	Independent
615 E. Michigan St.		Term; Since	Administrative Officer		Trustee, Gottex
Milwaukee, WI 53202		October 23,	(“CAO”) and Chief		Multi-Asset
Age: 70		2009	Compliance Officer (“CCO”),		Endowment
			Granite Capital International		fund complex
			Group, L.P. (an investment		(three closed-
			management firm)		end investment
			(1994–2011); Vice President,		companies);
			Secretary, Treasurer and CCO		Independent
			of Granum Series Trust (an		Trustee, Gottex
			open-end investment company)		Multi-
			(1997–2007); President, CAO		Alternatives
			and CCO, Granum		fund complex
			Securities, LLC (a broker-dealer)		(three closed-
			(1997–2007).		end investment
companies);
Independent
Manager,
Ramius IDF,
fund complex
(two closed-
end investment
companies).

INTERESTED TRUSTEE AND OFFICERS

Joseph C. Neuberger1	Chairperson	Indefinite	Executive Vice President,	30	Trustee,
615 E. Michigan St.	and	Term; Since	U.S. Bancorp Fund		Buffalo Funds
Milwaukee, WI 53202	Trustee	August 22,	Services, LLC (1994–Present).		(an open-end
Age: 51		2001			investment
company
with ten
portfolios);
Trustee, USA
MUTUALS
(an open-end
investment
company
with two
portfolios).

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				Number of	Other
		Term of	Principal	Portfolios	Directorships
	Position(s)	Office and	Occupation(s)	in Trust	Held by Trustee
Name,	Held with	Length of	During the Past	Overseen	During the Past
Address and Age	the Trust	Time Served	Five Years	by Trustee	Five Years

INTERESTED TRUSTEE AND OFFICERS (Continued)

John Buckel	President	Indefinite	Mutual Fund Administrator,	N/A	N/A
615 E. Michigan St.	and	Term; Since	U.S. Bancorp Fund
Milwaukee, WI 53202	Principal	January 24,	Services, LLC (2004–Present).
Age: 56	Executive	2013
Officer

Jennifer A. Lima	Vice	Indefinite	Mutual Fund Administrator,	N/A	N/A
615 E. Michigan St.	President,	Term; Since	U.S. Bancorp Fund
Milwaukee, WI 53202	Treasurer	January 24,	Services, LLC (2002–Present).
Age: 39	and	2013
Principal
Financial
and
Accounting
Officer

Rachel A. Spearo	Secretary	Indefinite	Vice President,	N/A	N/A
615 E. Michigan St.		Term; Since	U.S. Bancorp Fund
Milwaukee, WI 53202		November 15,	Services, LLC (2004–Present).
Age: 34		2005

Robert M. Slotky	Vice	Indefinite	Senior Vice President,	N/A	N/A
615 E. Michigan St.	President,	Term; Since	U.S. Bancorp Fund
Milwaukee, WI 53202	Chief	January 26,	Services, LLC (2001–Present).
Age: 66	Compliance	2011
Officer and
Anti-Money
Laundering
Officer

Jesse Schmitting	Assistant	Indefinite	Mutual Fund Administrator,	N/A	N/A
615 E. Michigan St.	Treasurer	Term; Since	U.S. Bancorp Fund
Milwaukee, WI 53202		July 21,	Services, LLC (2008–Present).
Age: 31		2011
________

1
Mr. Neuberger is an “interested person” of the Trust as defined by the 1940 Act. Mr. Neuberger is an interested person of the Trust by virtue of the fact that he is an interested person of Quasar Distributors, LLC, the Fund’s principal underwriter.

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A NOTE ON FORWARD LOOKING STATEMENTS (Unaudited)

Except for historical information contained in this report for the Fund, the matters discussed in this report may constitute forward-looking statements made pursuant to the safe-harbor provisions of the Securities Litigation Reform Act of 1995. These include any adviser or portfolio manager predictions, assessments, analyses or outlooks for individual securities, industries, market sectors and/or markets. These statements involve risks and uncertainties. In addition to the general risks described for the Fund in the current Prospectus, other factors bearing on this report include the accuracy of the adviser’s or portfolio managers’ forecasts and predictions, and the appropriateness of the investment programs designed by the adviser or portfolio managers to implement their strategies efficiently and effectively. Any one or more of these factors, as well as other risks affecting the securities markets and investment instruments generally, could cause the actual results of the Fund to differ materially as compared to benchmarks associated with the Fund.

ADDITIONAL INFORMATION (Unaudited)

The Fund has adopted proxy voting policies and procedures that delegate to the Adviser, the authority to vote proxies. A description of the Fund’s proxy voting policies and procedures is available without charge, upon request, by calling the Fund toll free at 1-877-363-6333. A description of these policies and procedures is also included in the Fund’s Statement of Additional Information, which is available on the SEC’s website at http://www.sec.gov.

The Fund’s proxy voting record for the most recent 12-month period ended June 30, is available without charge, either upon request by calling the Fund toll free at 1-877-363-6333 or by accessing the SEC’s website at http://www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the SEC four times each fiscal year at quarter-ends. The Fund files the schedule of portfolio holdings with the SEC on Form N-CSR (second and fourth quarters) and on Form N-Q (first and third quarters). Shareholders may view the Fund’s Forms N-CSR and N-Q on the SEC’s website at http://www.sec.gov. Forms N-CSR and N-Q may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the public reference room may be obtained by calling 1-202-551-8090 (direct) or 1-800-SEC-0330 (general SEC number).

HOUSEHOLDING (Unaudited)

In an effort to decrease costs, the Fund intends to reduce the number of duplicate prospectuses and annual and semi-annual reports you receive by sending only one copy of each to those addresses shared by two or more accounts and to shareholders the Fund reasonably believes are from the same family or household.  Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 1-877-363-6333 to request individual copies of these documents.  Once the Fund receives notice to stop householding, the Fund will begin sending individual copies 30 days after receiving your request.  This policy does not apply to account statements.

(This Page Intentionally Left Blank.)

BARRETT GROWTH FUND
c/o U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin  53202

INVESTMENT ADVISER
Barrett Asset Management, LLC
90 Park Avenue, 34th Floor
New York, New York  10016

DISTRIBUTOR
Quasar Distributors, LLC
615 East Michigan Street
Milwaukee, Wisconsin  53202

ADMINISTRATOR, FUND ACCOUNTANT
& TRANSFER AGENT
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin  53202

CUSTODIAN
U.S. Bank, N.A.
Custody Operations
1555 North River Center Drive, Suite 302
Milwaukee, Wisconsin  53212

LEGAL COUNSEL
Godfrey & Kahn, S.C.
780 North Water Street
Milwaukee, Wisconsin  53202

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Cohen Fund Audit Services, Ltd.
1350 Euclid Avenue, Suite 1800
Cleveland, Ohio  44115

This report is intended for shareholders of the Fund and may not be used as sales literature unless preceded or accompanied by a current prospectus.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b)	Not Applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the last fiscal half-year covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable.

(2) A separate certification for each principal executive and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Trust for Professional Managers

By (Signature and Title)* /s/ John Buckel
  John Buckel, President

Date   February 3, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ John Buckel
  John Buckel, President

Date   February 3, 2014

By (Signature and Title)* /s/ Jennifer Lima
  Jennifer Lima, Treasurer

Date   February 3, 2014

* Print the name and title of each signing officer under his or her signature.